FINANCIAL INSTRUMENTS FINANCIAL INSTRUMENTS (Changes in the fair values of the asset with Level 3 valuation) (Details) (USD $) In Thousands, unless otherwise specified			12 Months Ended					12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2013 Significant Unobservable Inputs (Level 3) [Member] Recurring Basis [Member]	Dec. 31, 2013 Interest Income [Member] Significant Unobservable Inputs (Level 3) [Member] Recurring Basis [Member]	Dec. 15, 2003 8.5% Senior Notes due 2013 [Member]	Feb. 10, 2011 3.75% Senior Unsecured Convertible Bonds Due 2016 [Member]	Jan. 31, 2013 US dollar 350 Million Senior Unsecured Convertible Bonds Due 2018 [Member]	Dec. 31, 2013 Sales Revenue, Net [Member] Customer Concentration Risk [Member]	Dec. 31, 2012 Sales Revenue, Net [Member] Customer Concentration Risk [Member]	Dec. 31, 2011 Sales Revenue, Net [Member] Customer Concentration Risk [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Balance as at December 31, 2012	$ 76,925	$ 55,661	$ 17,779
Interest income, receivable in form of unlisted second lien loan notes - see (a) below			2,767	2,767
Balance as at December 31, 2013	$ 76,925	$ 55,661	$ 20,546
Stated interest rate					8.50%	3.75%	3.25%
Concentration risk, percentage								38.00%	54.00%	56.00%